Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts	10	15
Pre-Modification Outstanding Recorded Investment	$ 1,269	$ 1,329
Post-Modification Outstanding Recorded Investment	1,234	1,314
Extend Payment Terms [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		157
Post-Modification Outstanding Recorded Investment		153
Extend Payment Terms [Member] | Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		33
Post-Modification Outstanding Recorded Investment		32
Extend Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Extend Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		49
Post-Modification Outstanding Recorded Investment		49
Extend Payment Terms [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Extend Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		30
Post-Modification Outstanding Recorded Investment		30
Extend Payment Terms [Member] | Home Equity [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Extend Payment Terms [Member] | Consumer Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		45
Post-Modification Outstanding Recorded Investment		42
Extend Payment Terms [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Other [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts	10	10
Pre-Modification Outstanding Recorded Investment	1,269	1,172
Post-Modification Outstanding Recorded Investment	1,234	1,161
Other [Member] | Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		68
Post-Modification Outstanding Recorded Investment		68
Other [Member] | Real Estate - Commercial [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	356	116
Post-Modification Outstanding Recorded Investment	341	112
Other [Member] | Other Real Estate Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Other [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		32
Post-Modification Outstanding Recorded Investment		31
Other [Member] | Real Estate - Residential [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts	8	6
Pre-Modification Outstanding Recorded Investment	895	939
Post-Modification Outstanding Recorded Investment	875	933
Other [Member] | Home Equity [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	18
Post-Modification Outstanding Recorded Investment	18
Other [Member] | Consumer Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		17
Post-Modification Outstanding Recorded Investment		17
Other [Member] | Other Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment